Annual Operating Expenses - VIPGovernmentMoneyMarketPortfolio-InitialServiceService2PRO - VIPGovernmentMoneyMarketPortfolio-InitialServiceService2PRO - VIP Government Money Market Portfolio	Apr. 30, 2025
VIP Government Money Market Portfolio - Initial Class
Operating Expenses:
Management fee	0.25%	[1]
Distribution and/or Service (12b-1) fees	none
Other expenses	none	[1]
Total annual operating expenses	0.25%
VIP Government Money Market Portfolio - Service Class
Operating Expenses:
Management fee	0.25%	[1]
Distribution and/or Service (12b-1) fees	0.10%
Other expenses	none	[1]
Total annual operating expenses	0.35%
VIP Government Money Market Portfolio - Service Class 2
Operating Expenses:
Management fee	0.25%	[1]
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	none	[1]
Total annual operating expenses	0.50%

[1]	A Adjusted to reflect current fees.